Corporate information (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Sep. 22, 2025	Sep. 10, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Proceeds from issue of ordinary shares		$ 169,000
Underwriting discounts and other offering costs		22,410
Share issue related cost		8,500	$ 8,500	$ 0	$ 0
Initial public offering (IPO)
Disclosure of classes of share capital [line items]
Share issue related cost		$ 8,500
Ordinary shares
Disclosure of classes of share capital [line items]
IPO, offering share (USD per share)		$ 40.00	$ 40.00
Ordinary shares | Initial public offering (IPO)
Disclosure of classes of share capital [line items]
Number of shares issued through capital increase (in shares)		5,000,000
Ordinary shares | IPO, selling shareholders
Disclosure of classes of share capital [line items]
Number of shares issued through capital increase (in shares)		29,311,274
Ordinary shares | IPO, underwriters
Disclosure of classes of share capital [line items]
Number of shares issued through capital increase (in shares)	5,146,691